Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment information
Operating (loss)/profit	€ 885	€ 485	€ (59)
Impairment of assets, net of impairment reversals	(241)	(38)	(55)
Operating segments
Segment information
Operating (loss)/profit	2,081	2,003	2,180
Unallocated items
Segment information
Operating (loss)/profit	1,196	1,518	2,239
Restructuring and associated charges	(651)	(502)	(321)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(407)	(924)	(940)
Impairment of assets, net of impairment reversals	(241)	(29)	(48)
Gain on defined benefit plan amendment	90	168
Transaction and related costs, including integration costs	11	(48)	(220)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(2)	(6)	(16)
Divestment of businesses	(2)	(2)	(39)
Product portfolio strategy costs		(163)	(583)
Operating model integration		€ (12)
Fair value changes of legacy IPR fund			(57)
Other	€ 6		€ (15)